N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
Entity Central Index Key	0001052766
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	MML VIP Wellington Small Cap Growth Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.19%(*)	7.07%	2.41%	10.32%

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/average assets)	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	MML VIP Wellington Small Cap Growth Equity Fund (Service Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Wellington Management Company LLP	1.19%(*)	7.07%	2.41%	10.32%

MML VIP Wellington Small Cap Growth Equity Fund (Service Class) [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MML VIP Wellington Small Cap Growth Equity Fund (Service Class)
Portfolio Company Adviser [Text Block]	MML Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	10.32%